Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	DENMARK BANCSHARES INC
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		118,917
Entity Public Float		$ 46,549,860
Amendment Flag	false
Entity Central Index Key	0000885531
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks	$ 21,905,812	$ 16,917,728
Federal funds sold	20,187,000	18,321,000
Investment securities available for sale	67,610,693	63,049,646
Loans, less allowance for loan losses of $6,578,087 and $6,864,497, respectively	291,254,029	292,490,507
Loans held for sale	485,926	3,715,671
Premises and equipment, net	7,085,783	7,368,904
Other investments, at cost	4,404,811	4,608,899
Accrued interest receivable	1,244,473	1,204,984
Other assets	11,807,370	12,637,998
TOTAL ASSETS	425,985,897	420,315,337
Liabilities
Noninterest-bearing	47,469,622	37,965,690
Interest-bearing	280,323,469	282,533,731
Total deposits	327,793,091	320,499,421
Short-term borrowings	11,558,861	13,888,046
Accrued interest payable	334,178	404,467
Other liabilities	1,794,808	1,897,580
Long-term debt	28,481,999	29,699,999
Total liabilities	369,962,937	366,389,513
Stockholders' Equity
Common stock, no par value, authorized 640,000 shares; issued 118,917 shares net of 2,613 shares of treasury stock	16,048,110	16,048,110
Paid-in capital	469,986	469,986
Retained earnings	39,918,706	38,031,717
Accumulated other comprehensive loss	(413,842)	(623,989)
Total stockholders' equity	56,022,960	53,925,824
STOCKHOLDERS' EQUITY	$ 425,985,897	$ 420,315,337

Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses (in Dollars)	$ 6,578,087	$ 6,864,497
Treasury stock shares	2,613	2,613
Common stock, authorized	640,000	640,000
Common stock, issued	118,917	118,917

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans including fees	$ 15,605,708	$ 16,877,396	$ 17,718,820
Taxable	1,123,850	1,033,035	1,568,816
Tax-exempt	1,015,932	1,497,610	1,806,628
Interest on federal funds sold	18,151	9,648	9,889
Other interest income	113,134	77,637	51,774
	17,876,775	19,495,326	21,155,927
Interest Expense
Deposits	2,990,254	3,772,987	5,070,488
Short-term borrowings	107,294	161,564	200,701
Long-term debt	1,006,276	1,051,525	1,286,423
	4,103,824	4,986,076	6,557,612
Net interest income	13,772,951	14,509,250	14,598,315
Provision for Loan Losses	600,000	1,240,000	5,500,500
provision for loan losses	13,172,951	13,269,250	9,097,815
Other Income
Service fees and commissions	877,338	905,766	894,581
Investment security gains	31,953	68,156	38,444
Loan sale gains	342,942	300,404	285,494
Bank owned life insurance	265,289	263,931	268,555
Other	505,830	545,730	388,168
	2,023,352	2,083,987	1,875,242
Other-than-Temporary Impairment Losses, Net
Total other-than-temporary impairment losses	1,000,879	1,633,223	2,555,833
Amount in other comprehensive income, before taxes	(796,122)	(1,513,451)	(2,243,117)
	204,757	119,772	312,716
Other Expense
Salaries and employee benefits	6,005,915	6,232,419	6,049,271
Occupancy expenses	932,369	1,022,499	1,128,484
Data processing expenses	816,761	676,088	669,690
FDIC insurance premiums	380,000	649,058	617,432
Marketing expenses	127,107	103,317	111,912
Directors' fees	153,850	139,500	131,800
Professional fees	365,568	364,110	331,233
Printing and supplies	127,623	129,752	166,574
Amortization of intangibles	192,391	192,391	192,391
(Gain) loss on sale of other real estate	(9,467)	126,289	29,687
Other real estate expenses	203,072	456,966	471,601
Other operating expenses	484,917	497,010	538,117
	9,780,106	10,589,399	10,438,192
Income before income tax expense (benefit)	5,211,440	4,644,066	222,149
Income tax expense (benefit)	$ 1,600,154	$ 1,202,380	$ (656,174)
NET INCOME (in Dollars per share)	$ 3,611,286	$ 3,441,686	$ 878,323
EARNINGS PER COMMON SHARE (in Shares)	30.37	28.94	7.38

Consolidated Statement of Changes in Stockholders Equity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance	$ 56,022,960	$ 53,925,824	$ 51,103,648	$ 52,227,160
Balance (in Shares)	118,917	118,917
Net Income	3,611,286	3,441,686	878,323
Reclassification adjustment	210,147	1,104,786	(218,072)
Total comprehensive income	3,821,433	4,546,472	660,251
Cash dividend	(1,724,297)	(1,724,296)	(1,725,283)
Treasury stock purchases			(58,480)
Common Stock [Member]
Balance	16,048,110	16,048,110	16,048,110	16,106,590
Balance (in Shares)	118,917	118,917	118,917	119,053
Treasury stock purchases			(58,480)
Treasury stock purchases (in Shares)			(136)
Additional Paid-in Capital [Member]
Balance	469,986	469,986	469,986	469,986
Retained Earnings [Member]
Balance	39,918,706	38,031,717	36,314,327	37,161,287
Net Income	3,611,286	3,441,686	878,323
Cash dividend	(1,724,297)	(1,724,296)	(1,725,283)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(413,842)	(623,989)	(1,728,775)	(1,510,703)
Reclassification adjustment	$ 210,147	$ 1,104,786	$ (218,072)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 3,611,286	$ 3,441,686	$ 878,323
Depreciation	402,244	461,817	573,177
Provision for loan losses	600,000	1,240,000	5,500,500
Amortization of intangibles	192,391	192,391	192,391
Gains on sales of loans	(342,942)	(300,404)	(285,494)
(Gain) loss on sale of other real estate & other assets	(9,467)	138,790	28,686
Amortization of bond premium	540,984	347,770	57,060
Accretion of bond discount	(165,387)	(275,324)	(428,554)
Loans originated for sale	(23,727,357)	(29,343,086)	(27,020,161)
Proceeds from sale of loans	26,957,101	26,582,097	26,065,479
Gain on sale of securities	(31,953)	(68,156)	(38,444)
Loss on investment securities writedowns	204,757	119,772	312,716
Income from bank owned life insurance	(265,289)	(263,931)	(268,555)
(Increase) decrease in interest receivable	(39,489)	168,557	229,006
Decrease in interest payable	(70,289)	(154,782)	(207,049)
Decrease (increase) in prepaid FDIC ins premiums	353,356	617,723	(1,651,018)
Other, net	302,676	2,114,043	(2,227,519)
Net Cash Provided by Operating Activities	8,512,622	5,018,963	1,710,544
Cash Flows from Investing Activities:
Maturities of held-to-maturity securities	0	4,570,000	4,845,000
Maturities and sales of available-for-sale securities	26,793,902	19,757,697	19,340,809
Purchases of held-to-maturity securities	0	0	(268,353)
Purchases of available-for-sale securities	(31,617,503)	(18,732,666)	(18,290,683)
Money market mutual funds, net	204,088	257,192	91,107
Federal funds sold, net	(1,866,000)	(14,821,000)	5,719,000
Proceeds from sale of foreclosed assets	2,273,849	868,653	2,399,023
Net increase in loans made to customers	(1,215,939)	(4,181,426)	(3,457,187)
Capital expenditures	(119,123)	(309,355)	(137,612)
Net Cash (Used in) Provided by Investing Activities	(5,546,726)	(12,590,905)	10,241,104
Cash Flows from Financing Activities:
Net increase in deposits	7,293,670	14,021,152	476,822
Purchase of treasury stock	0	0	(58,480)
Dividends paid	(1,724,297)	(1,724,296)	(1,726,268)
Debt proceeds	5,127,815	15,447,116	17,613,878
Debt repayments	(8,675,000)	(20,679,999)	(22,058,017)
Net Cash Provided by (Used in) Financing Activities	2,022,188	7,063,973	(5,752,065)
Net increase (decrease) in cash and cash equivalents	4,988,084	(507,969)	6,199,583
Cash and cash equivalents, beginning	16,917,728	17,425,697	11,226,114
CASH AND CASH EQUIVALENTS, ENDING	21,905,812	16,917,728	17,425,697
Noncash Investing Activities:
Loans transferred to foreclosed properties	2,195,360	1,158,603	2,260,482
Total (decrease) increase in unrealized loss on securities available-for-sale	$ (285,847)	$ (1,773,296)	$ 385,909

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

Denmark Bancshares, Inc. ("DBI") is a bank holding company as defined in the Bank Holding Company Act of 1956, as amended. As such, it exercises control over Denmark State Bank ("DSB"), Denmark Agricultural Credit Corporation ("DACC") and DBI Properties, Inc. A majority of DBI's assets are held by DSB. DBI Properties, Inc. was formed in February 2009 for the purpose of holding certain foreclosed properties.

DSB, a wholly owned subsidiary of DBI, operates under a state bank charter, and provides full banking services to its customers. Denmark Investments, Inc. ("DII") is a wholly owned subsidiary of DSB. DBI and its subsidiary make agribusiness, commercial and residential loans to customers throughout the state, but primarily in eastern Wisconsin. DBI and its subsidiary have a diversified loan portfolio; however, a substantial portion of their debtors' ability to honor their contract is dependent upon the agribusiness economic sector. The main loan and deposit accounts are fully disclosed in Notes 4 and 7. The significant risks associated with financial institutions include interest rate risk, credit risk, liquidity risk and concentration risk.

While DBI's revenues streams are monitored for certain individual products and services, operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of DBI's banking operations are considered to be aggregated in one reportable operating segment.

Basis of Consolidation

The consolidated financial statements include the accounts of Denmark Bancshares, Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the financial statements include allowance for credit losses and account for the impairment of loans, which are discussed specifically in the following sections of this footnote.

Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash on hand and amounts due from banks. Cash flows from demand deposits, NOW accounts, savings accounts, federal funds purchased and sold, cash receipts and payments of loans and time deposits are reported net. For purposes of cash flow reporting, income taxes paid were $1,068,980, $791,977 and $266,992 and interest paid was $4,179,461, $5,148,032 and $6,776,072 for the years ended December 31, 2011, 2010 and 2009, respectively.

Investment Securities

Investment securities are designated as available-for-sale. Debt and equity securities classified as available-for-sale are stated at estimated fair value, with unrealized gains and losses, net of any applicable deferred income taxes, reported as a separate component of stockholders' equity. Prior to 2010, some debt securities were classified as held-to-maturity and stated at cost adjusted for amortization of premiums and accretion of discounts, which were recognized as adjustments to interest income. Realized gains or losses on dispositions are recorded in other operating income on the trade date, based on the net proceeds and the adjusted carrying amount of the securities sold using the specific identification method.

Declines in fair value of securities that are deemed to be other-than-temporary, if applicable, are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers the length of time and the extent to which fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of DBI to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans

Loans are reported at the principal amount outstanding, net of the allowance for loan losses. Interest on loans is calculated and accrued by using the simple interest method on the daily balance of the principal amount outstanding. Loan origination fees are credited to income when received and the related loan origination costs are expensed as incurred. Capitalization of the fees net of the related costs would not have a material effect on the consolidated financial statements.

DBI's customer information system tracks the past due status of all loans beginning with the first day a payment is late. On a weekly basis, lenders are given a report with all loans past due one day or more to allow them to actively monitor the portfolio and attempt to keep past due levels to a minimum.

All loans are given an internal risk rating when the loan is originated. On a quarterly basis, risk rating reports are distributed to the lenders to ensure that loans are appropriately rated. On an annual basis, all commercial loans over $100,000 and agricultural loans over $200,000 are reviewed by the loan officer and/or credit analyst. All loans over $1 million are independently reviewed annually by the Chief Credit Officer. An independent third party also performs periodic reviews of risk ratings to ensure that loans are accurately graded. The internal risk ratings are defined as:

  Non-classified loans are assigned a risk rating of 1 - 4, with a one-rated credit being the highest quality. Non-classified loans have credit quality that ranges from well above average quality to some inherent industry weaknesses that may present higher than average risk due to conditions affecting the borrower, the borrower's industry or economic environment.

  Special mention loans are assigned a risk rating of 5. Potential weaknesses exist that deserve management's close attention. If left uncorrected, the potential weaknesses may result in deterioration of repayment prospects or in DSB's credit position at some future date.

  Substandard loans are assigned a rating of 6. These loans are inadequately protected by the current worth and borrowing capacity of the borrower. Well-defined weaknesses exist that may jeopardize the liquidation of the debt. There is a possibility of some loss if the deficiencies are not corrected. At this point, the loan may still be performing and accruing.

  Doubtful loans are rated 7 and have all the weaknesses of a substandard credit plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of current facts, conditions and values highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors, which may work to the advantage of strengthening the asset, its classification as an estimated loss is deferred until its more exact status can be determined.

  Loss loans are internally rated as an 8. A loss amount has been determined and this has been charged-off against the allowance for loan losses. All or a portion of the charge-off may be recovered in the future and any such recoveries would also be recorded through the allowance.

DBI's policy is to place into nonaccrual status all loans that are contractually past due 90 days or more, along with other loans as to which reasonable doubt exists to the full and timely collection of principal and/or interest based on management's view of the financial condition of the borrower. When a loan is placed on nonaccrual, all interest previously accrued but not collected is reversed against current period interest income. Income on such loans is then recognized only to the extent that cash is received and where the future collection of principal is probable. Interest accruals are resumed on such loans only when they are brought current with respect to interest and principal and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

Loan charge-offs for all loans will occur as soon as there is a reasonable probability of loss. When the amount of the loss can be readily calculated, the charge-off will be recorded as soon as practical within the calendar quarter the loss was identified. Loans that are partially charged-off will be placed in nonaccrual status unless the remaining loan is restructured with adequate collateral and payments are assured and current.

A loan is impaired when, based on current information and events, it is probable that not all amounts due will be collected according to the contractual terms of the loan agreement. Interest income is recognized in the same manner described above for nonaccrual loans. Further detail on the analysis of impaired loans can be found below in the discussion of the Allowance for Loan Losses.

Allowance for Loan Losses

The allowance for loan losses is an estimate of the losses that have been incurred in the loan portfolio. The allowance is based on two basic accounting principles: (1) Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 310 -10 "Receivables - Overall," (formerly FAS 114), which requires that losses be accrued when it is probable that DBI will not collect all principal and interest payments according to the loan's contractual terms, and (2) FASB ASC Topic 450, "Contingencies," (formerly FAS 5), which requires that losses be accrued when they are probable of occurring and estimable. The FFIEC "Interagency Policy Statement on the Allowance for Loan and Lease Losses" provides additional guidance on the allowance methodology.

On a quarterly basis, management utilizes a systematic methodology to determine an appropriate allowance for loan losses. This methodology includes a loan grading system that requires quarterly reviews; identification of loans to be evaluated on an individual basis for impairment; results of independent reviews of asset quality and the adequacy of the allowance by regulatory agencies; consideration of current trends and volumes of nonperforming, past-due, nonaccrual and potential problem loans; as well as national and local economic trends and industry conditions.

In applying the methodology, all troubled debt restructurings ("TDRs"), regardless of size, are considered impaired and will be individually evaluated. All nonaccrual and watchlist commercial real estate, construction and land development, agricultural real estate, multifamily residential real estate, commercial, and agricultural production loans over $50,000 are evaluated individually to determine if they are impaired. Nonaccrual residential real estate or consumer loans that are larger than customary for DBI will also be considered impaired and evaluated individually as there would be no pool of similar loans to evaluate these loans under ASC Topic 450. Impaired loans are measured at the estimated fair value of the collateral. If the estimated fair value of the impaired loan is less than the recorded investment in the loan, an impairment is recognized by creating a valuation allowance in conjunction with ASC Topic 310-10.

Loans that are not impaired are segmented into groups by type of loan. The following loan types are utilized so each segment of loans will have similar risk factors: (1) residential real estate, (2) agricultural real estate, (3) commercial real estate, (4) construction and land development, (5) commercial, (6) agricultural, (7) consumer, (8) guaranteed loans and (9) other. These loans are further segmented by internal risk ratings of non-classified, special mention, substandard and doubtful, which are defined above.

Risk factor percentages are applied to the risk rating segments of the non-impaired loans to calculate an allowance allocation in conjunction with ASC Topic 450. The risk factor percentages are based on historical loan loss experience for each loan type and are adjusted for current economic conditions and trends as well as internal loan quality trends. The historical loan loss percentages are applied to the non-classified portion of the portfolio to determine the required allocation to the allowance. The historical loan loss percentages are then multiplied by a factor based on current economic conditions to calculate the allocation for each of the remaining risk rating categories of the non-impaired loans. The current economic conditions take into account items such as vacancy rates for rental properties; property values based on actual sales transactions; income projections based on current prices such as dairy commodities; and other available economic data.

The above steps result in calculations that estimate the credit losses inherent in the portfolio at that time. The calculations are used to confirm the adequacy and appropriateness of the actual balance of the allowance, recognizing that the allowance represents an aggregation of judgments and estimates by management. Such calculations will influence the amount of future provisions for loan losses charged to expense.

The calculation is submitted to DSB's Board of Directors quarterly along with a recommendation for the amount of the monthly provision to the allowance. If the mix and amount of future charge-offs differ significantly from those assumptions used by management in making its determination, the allowance and provision expense could be materially affected. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage Servicing Rights

DBI recognizes as assets the rights to service mortgage loans for others, known as mortgage servicing rights ("MSRs"). DBI services the single-family mortgages it sells to the Federal National Mortgage Association ("FNMA" or "Fannie Mae"). DBI determines the fair value of MSRs at the date the loan is transferred. To determine the fair value of MSRs, DBI calculates the present value of estimated future net servicing income using assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, default rates, cost to service, escrow account earnings, contractual servicing fee income, ancillary income and late fees.

Subsequent to the date of transfer, DBI has elected to measure its MSRs under the amortization method. Under this method, MSRs are amortized in proportion to, and over the period of, estimated net servicing income. MSRs are evaluated for impairment based on the fair value of those assets. Impairment is determined by stratifying MSRs into groupings based on predominant risk characteristics, such as interest rate and loan type. If, by individual stratum, the carrying amount of the MSRs exceeds fair value, a valuation reserve is established through a charge to earnings. The valuation reserve is adjusted as the fair value changes. MSRs are included in the other assets category in the accompanying Consolidated Statements of Financial Condition.

Other Real Estate Owned

Other real estate owned represents real estate of which DBI has taken control in partial or total satisfaction of loans. Other real estate owned is carried at fair value, less estimated costs to sell. Losses at the time the property is classified as other real estate owned are charged to the allowance for loan losses. Subsequent gains and losses, as well as operating income or expense related to other real estate owned, are charged to expense. Other real estate owned, which is included in other assets, totaled $801,689 and $863,941 at December 31, 2011 and 2010 respectively.

Other Investments

Other investments are carried at cost and consist primarily of Federal Home Loan Bank (FHLB) stock, money market funds held by the investment subsidiary and AgriBank stock. Other investments are evaluated for impairment on an annual basis. As a member of the FHLB, DSB is required to hold stock in the FHLB based on the anticipated amount of FHLB borrowings to be advanced. This stock is recorded at cost, which approximates fair value. Transfer of the stock is substantially restricted.

Premises and Equipment

Premises and equipment owned are stated at cost less accumulated depreciation which is computed principally on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are forty years for buildings, fifteen years for leasehold improvements and three to seven years for furniture and equipment.

Intangible Assets

DBI has a core deposit intangible asset that was originated in connection with DSB's expansion through acquisition of an established branch operation in 1997. The acquisition did not meet the definition of a business combination in accordance with ASC Topic 805 - "Accounting for Business Combinations Occurring in Periods Beginning before December 15, 2008." As such, DBI continues to amortize the intangible asset related to the acquisition over a period of fifteen years. Annually DBI reviews the intangible assets for impairment and records an impairment charge, if any, to earnings.

Income Taxes

Deferred income tax assets and liabilities are determined using the liability method. Under this method the net deferred income taxes are provided for timing differences between book and tax bases of assets and liabilities in the consolidated financial statements and those reported for income tax purposes. A liability may also be recognized for unrecognized tax benefits from uncertain tax positions. Unrecognized tax benefits represent the differences between a tax position taken or expected to be taken in a tax return and the benefit recognized and measured in the financial statements. Interest and penalties related to unrecognized tax benefits are classified as income taxes.

Treasury Stock

Treasury stock consists of 2,613 shares at a cost of $2,125,866 as of December 31, 2011 and 2010 and is netted against common stock on the consolidated statements of financial condition.

Earnings per Common Share

Earnings per common share are computed based on the weighted average number of shares of common stock outstanding during each year. DBI does not have any stock-based compensation plans, therefore basic and diluted earnings per share are presented as one number. The number of shares used in computing basic earnings per share is 118,917, 118,917 and 119,002 for the years ended December 31, 2011, 2010 and 2009, respectively.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified for comparative purposes to conform with the presentation in the current year.

New Accounting Pronouncements

In April 2011, FASB issued Accounting Standards Update ("ASU") No. 2011-02 A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("TDR"). This update to Topic 310, "Receivables," provides guidance for evaluating whether a restructuring constitutes a TDR. The ASU indicates that the creditor's evaluation must separately conclude that both the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The amendments also further clarify the guidance on a creditor's evaluation of whether a concession has been granted and whether a debtor is experiencing financial difficulties. The amendments in this update are effective for the first interim or annual period beginning after June 15, 2011. Adoption of these amendments did not have a significant impact on DBI's financial statements.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. This update to Topic 860, "Transfers and Servicing," modifies the criteria for determining when repurchase agreements would be accounted for as a secured borrowing rather than a sale. The provisions of ASU No. 2011-03 remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and the collateral maintenance implementation guidance related to that criterion. This update does not change the other existing criteria used in the assessment of effective control. ASU No. 2011-03 is effective prospectively for transactions, or modifications of existing transactions, that occur on or after January 1, 2012. These amendments will not have any impact on DBI's consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. These amendments to Topic 820, "Fair Value Measurement," result in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows; (a) the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets; (b) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets; however, ASU No. 2011-04 extends that prohibition to all fair value measurements; (c) an exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity's net exposure to either of those risks which allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (d) aligns the fair value measurement of instruments classified within an entity's stockholders' equity with the guidance for liabilities; and (e) disclosure requirements have been enhanced for recurring Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to describe the sensitivity of fair value measurements to changes in unobservable inputs and interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial condition but whose fair value must be disclosed. The provisions of ASU No. 2011-04 are effective for interim reporting periods beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 is not expected to have a material impact on DBI's consolidated financial statements.

In June 2011, FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This update to Topic 220, "Comprehensive Income," allows an entity the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive must be reclassified to net income. In December 2011, FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 which deferred the reclassification reporting requirement. The adoption of ASU No. 2011-05 will not have a material impact on DBI's financial statements..

In September 2011, FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. This update to Topic 350, "Intangibles - Goodwill and Other," permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance under Topic 350 required an entity to test goodwill for impairment on at least an annual basis by comparing the fair value of a reporting unit with its carrying amount (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments of this update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. An entity has the option under this update to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of ASU No. 2011-08 will have no impact on DBI's consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-10, Derecognition of In Substance Real Estate - A Scope Clarification. This update to Topic 360, "Property, Plant and Equipment," requires that a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. The amendments are effective for fiscal years, and interim periods, within those years, beginning on or after June 15, 2012. Early adoption is permitted. The adoption of ASU No. 2011-10 will have no impact on DBI's consolidated financial statements.

In December 2011, FASB issued ASU No. 2011-11, Disclosures About Offsetting Assets and Liabilities. The updates to Topic 210, "Balance Sheet," require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of ASU No. 2011-11 is not expected to have a material impact on DBI's consolidated financial statements.

NOTE 2 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]

NOTE 2 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

DSB is required to maintain noninterest-bearing deposits on hand or with the Federal Reserve Bank. Required reserves of $1,249,000 and $974,000 as of December 31, 2011 and 2010, respectively, were satisfied by currency and coin holdings. Effective December 31, 2010, accounts at each institution where DBI maintains a correspondent banking relationship are insured in full by the Federal Deposit Insurance Corporation Transaction Guarantee Program until December 31, 2012, upon which time the insurance is expected to revert back to $250,000.

NOTE 3 - INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 3 - INVESTMENT SECURITIES

The amortized cost and estimated fair market value of securities available-for-sale were as follows:

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored agencies	$3,500,000	$17,050	$0	$3,517,050
U.S. government-sponsored agency MBS	31,729,409	505,292	(8,172)	32,226,529
State and local governments	24,628,519	1,032,038	(192,058)	25,468,499
Residential mortgage-backed securities	8,537,737	26,590	(2,165,712)	6,398,615
	$68,395,665	$1,580,970	($2,365,942)	$67,610,693

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. government-sponsored agencies	$0	$0	$0	$0
U.S. government-sponsored agency MBS	20,854,514	251,779	(41,020)	21,065,273
State and local governments	30,524,272	876,975	(494,985)	30,906,262
Residential mortgage-backed securities	12,741,679	117,494	(1,781,062)	11,078,111
	$64,120,465	$1,246,248	($2,317,067)	$63,049,646

The amortized cost and estimated fair value of securities at December 31, 2011, by maturity were as follows:

		Estimated
	Amortized	Fair
Amounts Maturing	Cost	Value
Within one year	$2,195,834	$2,211,116
From one through five years	37,610,564	37,313,156
From five through ten years	18,740,854	18,267,120
After ten years	9,848,413	9,819,301
	$68,395,665	$67,610,693

Mortgage-backed securities are allocated according to their expected prepayments rather than their contractual maturities. Certain state and local governments' securities are allocated according to their put date. Fair values of securities are estimated based on financial models or prices paid for similar securities. It is possible interest rates could change considerably resulting in a material change in the estimated fair value of the securities.

Two corporate-issued residential mortgage-backed securities ("MBS") and one government agency MBS were sold while one taxable municipal had a partial call in 2011 resulting in realized gains of $31,953 and total sales proceeds of $2.1 million. The corporate-issued MBS were sold after they were placed on a negative ratings watch by Moody's. The government agency MBS was held at the investment subsidiary and was sold to utilize part of a capital loss carryforward. Four available-for-sale corporate-issued residential MBS were sold in 2010 resulting in realized gains of $68,156 and total sales proceeds of $5.0 million.

At December 31, 2011, thirteen debt securities have unrealized losses with aggregate depreciation of 18.6% from DSB's amortized cost basis. Information pertaining to securities with gross unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous loss position follows:

December 31, 2011	Less Than Twelve Months		Over Twelve Months
	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair
Securities Available for Sale	Losses	Value	Losses	Value
U.S. government-sponsored agency MBS	$8,172	$2,388,919	$0	$0
State and local governments	14,144	817,753	177,914	1,808,504
Residential mortgage-backed securities	0	0	2,165,712	5,359,064
Total securities available for sale	$22,316	$3,206,672	$2,343,626	$7,167,568

December 31, 2010	Less Than Twelve Months		Over Twelve Months
	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair
Securities Available for Sale	Losses	Value	Losses	Value
U.S. government-sponsored agency MBS	$41,020	$5,082,159	$0	$0
State and local governments	67,071	3,284,508	427,914	1,592,771
Residential mortgage-backed securities	628,597	2,796,779	1,152,465	4,110,985
Total securities available for sale	$736,688	$11,163,446	$1,580,379	$5,703,756

All securities with unrealized losses are assessed to determine if the impairment is other-than-temporary. Factors that are evaluated include the mortgage loan types supporting the securities, delinquency and foreclosure rates, credit support, weighted average loan-to-value, and year of origination, among others.

Currently, a quarterly analysis by a third party is performed on three residential mortgage-backed securities secured by non-traditional loan types in order to determine whether they are other-than-temporarily impaired ("OTTI"). The purpose of the third party evaluation is to determine if the present value of the expected cash flows is less than the amortized costs, thereby resulting in credit loss, in accordance with the authoritative accounting guidance under FASB ASC Topic 320. The third party determines an estimated fair value for each security based on discounted cash flow analyses. The estimates are based on the following key valuation assumptions - collateral cash flows, prepayment assumptions, default rates, loss severity, liquidation lag, bond waterfall and internal rate of return. Since there is currently no active secondary market for these types of securities due to the non-traditional loan types supporting the securities, these valuations are considered Level 3 inputs as defined in Note 16 - Fair Value Measurements. Additional securities may be analyzed in the future if deemed necessary to determine whether they are OTTI and if so, if any possible credit loss exists.

Two of the three securities supported by non-traditional loan types were previously found to have credit losses since a portion of the unrealized losses is due to an expected cash flow shortfall. As such, these securities were determined to be OTTI. DBI does not intend to sell the investments and it is not more likely than not that DBI will be required to sell the securities before the anticipated recovery of their remaining amortized cost bases, which may be maturity. The analysis on the third security did not reveal any credit loss nor was the security found to be OTTI. The total credit loss that was recognized in earnings through December 31, 2010 was $0.4 million. The analyses performed during 2011 resulted in an additional $0.2 million of credit loss that was recorded through the income statement on one of the two OTTI securities. Unrealized losses on the three securities analyzed by the third party were recognized through accumulated other comprehensive loss on the consolidated statement of financial condition as of December 31, 2011, net of tax, in the amount of $1.3 million, compared to $1.1 million for the three securities as of December 31, 2010.

The unrealized losses on the remainder of the residential mortgage-backed securities are due to the distressed and illiquid markets for collateralized mortgage obligations. The securities are investments in senior tranches with adequate credit support from subordinate tranches, are supported by traditional mortgage loans that originated between 2002 and 2005, have low delinquency and foreclosure rates, and reasonable loan-to-value ratios. DBI does not consider these investments to be OTTI at December 31, 2011. Changes in credit losses recognized for securities with OTTI were as follows:

	December 31,
	2011	2010
Credit losses recognized in earnings, beginning of period	($432,488)	($312,716)
Credit losses for OTTI not previously recognized	(204,757)	(119,772)
Credit losses recognized in earnings, end of period	($637,245)	($432,488)

There were no issuers of securities for which a significant concentration of investments (greater than 10 percent of stockholders' equity) was held as of December 31, 2011.

Investment securities with an amortized cost of $8.5 million and $8.0 million, and an estimated fair value of $8.7 million and $8.2 million at December 31, 2011 and 2010, respectively were pledged to secure public deposits and for other purposes required or permitted by law.

NOTE 4 - LOANS	12 Months Ended
Dec. 31, 2011
Finance, Loans and Leases Receivable, Policy [Policy Text Block]

NOTE 4 - LOANS

Major categories of loans included in the loan portfolio are as follows:

	December 31,
	2011	2010
Real estate:
Residential	$72,655,569	$77,983,729
Commercial	60,864,761	58,304,345
Agricultural	78,767,692	71,782,458
Construction	11,655,550	12,792,496
Total real estate	223,943,572	220,863,028

Commercial	35,178,049	42,427,251
Agricultural	27,661,420	24,725,859
Consumer installment	10,174,937	10,418,991
Unsecured loans	874,138	919,875
Total loans receivable	297,832,116	299,355,004
Allowance for credit losses	(6,578,087)	(6,864,497)
Loans, Net	$291,254,029	$292,490,507

The following tables show the investment in impaired loans and the corresponding allowance for those loans along with the recognized interest income associated with impaired loans:

Impaired Loans

As of December 31, 2011 and 2010

$(000)s		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
2011	Investment	Balance	Allowance	Investment	Recognized
With no related allowance:
Residential Real Estate	$805	$841	$0	$845	$19
Commercial Real Estate	1,433	1,698	0	1,732	37
Construction & Land Dev	2,658	2,658	0	2,883	82
Agricultural Real Estate	0	0	0	0	0
Commercial	890	935	0	993	22
Agricultural	0	0	0	0	0
Consumer	43	43	0	44	1

With a related allowance:
Residential Real Estate	$1,190	$1,392	$171	$1,392	$17
Commercial Real Estate	2,482	2,615	721	2,702	9
Construction & Land Dev	2,832	2,832	580	2,834	57
Agricultural Real Estate	0	0	0	0	0
Commercial	38	41	14	42	0
Agricultural	0	0	0	0	0
Consumer	142	144	129	147	0

Total:
Residential Real Estate	$1,995	$2,233	$171	$2,237	$36
Commercial Real Estate	3,915	4,313	721	4,434	46
Construction & Land Dev	5,490	5,490	580	5,717	139
Agricultural Real Estate	0	0	0	0	0
Commercial	928	976	14	1,035	22
Agricultural	0	0	0	0	0
Consumer	185	187	129	191	1
Total	$12,513	$13,199	$1,615	$13,614	$244

22

Denmark Bancshares, Inc. and Subsidiaries

Notes to the Consolidated Financial Statements

$(000)s		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
2010	Investment	Balance	Allowance	Investment	Recognized
With no related allowance:
Residential Real Estate	$749	$992	$0	$1,020	$37
Commercial Real Estate	1,292	1,513	0	1,517	57
Construction & Land Dev	2,241	2,241	0	2,250	20
Agricultural Real Estate	0	0	0	0	0
Commercial	244	344	0	357	6
Agricultural	0	0	0	0	0
Consumer	0	0	0	0	0

With a related allowance:
Residential Real Estate	$1,036	$1,104	$206	$1,115	$8
Commercial Real Estate	4,476	5,769	869	5,810	72
Construction & Land Dev	2,085	2,123	77	2,166	53
Agricultural Real Estate	0	0	0	0	0
Commercial	41	42	18	42	1
Agricultural	116	116	97	125	(3)
Consumer	150	150	136	152	2

Total:
Residential Real Estate	$1,785	$2,096	$206	$2,135	$45
Commercial Real Estate	5,768	7,282	869	7,327	129
Construction & Land Dev	4,326	4,364	77	4,416	73
Agricultural Real Estate	0	0	0	0	0
Commercial	285	386	18	399	7
Agricultural	116	116	97	125	(3)
Consumer	150	150	136	152	2
Total	$12,430	$14,394	$1,403	$14,554	$253

Recorded Investment in Financing Receivables

As of December 31, 2011 and 2010

	2011		2010
		Ending Balance		Ending Balance
		Individually		Individually
$(000)s	Ending	Evaluated	Ending	Evaluated
	Balance	for Impairment	Balance	for Impairment
Residential Real Estate	$72,656	$1,995	$77,984	$1,785
Commercial Real Estate	60,865	3,915	58,304	5,768
Construction & Land Dev	11,655	5,490	12,793	4,326
Agricultural Real Estate	78,768	0	71,782	0
Commercial	35,178	928	42,427	285
Agricultural	27,661	0	24,726	116
Consumer	11,049	185	11,339	150
Unallocated	0	0	0	0
Total	$297,832	$12,513	$299,355	$12,430

Allowance for Loan Losses

As of December 31, 2011 and 2010

$(000)s						Ending Balance
	Beginning				Ending	Individually
	Balance				Balance	Evaluated for
2011	1/1/2011	Chargeoffs	Recoveries	Provision	12/31/2011	Impairment
Residential Real Estate	$1,429	($120)	$128	($306)	$1,132	$171
Commercial Real Estate	2,849	(540)	30	519	2,858	721
Construction & Land Dev	880	(225)	25	483	1,163	580
Agricultural Real Estate	204	0	0	(6)	198	0
Commercial	278	(252)	51	125	202	14
Agricultural	347	0	30	(114)	263	0
Consumer	160	(20)	6	4	150	129
Unallocated	718	0	0	(106)	612	0
Total	$6,865	($1,157)	$270	$600	$6,578	$1,615

						Ending Balance
$(000)s	Beginning				Ending	Individually
	Balance				Balance	Evaluated for
2010	1/1/2010	Chargeoffs	Recoveries	Provision	12/31/2010	Impairment
Residential Real Estate	$1,748	($323)	$37	($33)	$1,429	$206
Commercial Real Estate	2,221	(367)	10	985	2,849	869
Construction & Land Dev	1,319	(38)	71	(472)	880	77
Agricultural Real Estate	67	(1)	19	119	204	0
Commercial	310	(59)	100	(73)	278	18
Agricultural	150	0	8	189	347	97
Consumer	59	(73)	15	159	160	136
Unallocated	352	0	0	366	718	0
Total	$6,226	($861)	$260	$1,240	$6,865	$1,403

Nonaccrual loans totaled $8.7 million and $8.6 million at December 31, 2011 and 2010, respectively. There were no loans past due ninety days or more and still accruing. A schedule of loans by the number of days past due (including nonaccrual loans) along with a schedule of credit quality indicators follows:

Age Analysis of Past Due Financing Receivables

	30-89 Days	90 Days	Total		Total Financing
$(000)s	Past Due	& Over	Past Due	Current	Receivables

December 30, 2011
Residential Real Estate	$1,319	$866	$2,185	$70,471	$72,656
Commercial Real Estate	1,103	1,074	2,177	58,688	60,865
Construction & Land Dev	0	1,452	1,452	10,203	11,655
Agricultural Real Estate	0	0	0	78,768	78,768
Commercial	185	200	385	34,793	35,178
Agricultural	0	0	0	27,661	27,661
Consumer	63	81	144	10,905	11,049

Total	$2,670	$3,673	$6,343	$291,489	$297,832

	30-89 Days	90 Days	Total		Total Financing
$(000)s	Past Due	& Over	Past Due	Current	Receivables

December 31, 2010
Residential Real Estate	$376	$396	$772	$77,212	$77,984
Commercial Real Estate	0	4,220	4,220	54,084	58,304
Construction & Land Dev	0	402	402	12,391	12,793
Agricultural Real Estate	0	0	0	71,782	71,782
Commercial	4	61	65	42,362	42,427
Agricultural	0	116	116	24,610	24,726
Consumer	74	30	104	11,235	11,339

Total	$454	$5,225	$5,679	$293,676	$299,355

Credit Quality Indicators

As of December 31, 2011 and 2010

$(000)s
		Special
2011	Non-Classified	Mention	Substandard	Doubtful	Total
Residential Real Estate	$58,960	$6,277	$6,501	$918	$72,656
Commercial Real Estate	49,547	3,668	4,787	2,863	60,865
Construction & Land Dev	4,691	898	4,154	1,912	11,655
Agricultural Real Estate	70,412	8,356	0	0	78,768
Commercial	32,600	1,250	1,164	164	35,178
Agricultural	23,779	3,882	0	0	27,661
Consumer	10,678	102	127	142	11,049
Total	$250,667	$24,433	$16,733	$5,999	$297,832

$(000)s		Special
2010	Non-Classified	Mention	Substandard	Doubtful	Total
Residential Real Estate	$62,133	$7,782	$6,903	$1,166	$77,984
Commercial Real Estate	42,362	7,249	3,163	5,530	58,304
Construction & Land Dev	4,311	3,289	4,791	402	12,793
Agricultural Real Estate	66,103	5,630	49	0	71,782
Commercial	38,383	2,953	870	221	42,427
Agricultural	22,283	2,320	7	116	24,726
Consumer	10,929	113	142	155	11,339
Total	$246,504	$29,336	$15,925	$7,590	$299,355

Modifications

As of December 31, 2011

		Pre-Modification	Post-Modification	Recorded	Impact to
$(000)s	Number of	Recorded	Recorded	Investment	Allowance for
	Contracts	Investment	Investment	as of 12/31/2011	Loan Losses
Residential Real Estate	4	$789	$789	$778	$133
Commercial Real Estate	7	2,886	2,812	2,569	324
Construction & Land Dev	2	156	156	151	48
Commercial	2	614	389	334	0
Total	15	$4,445	$4,146	$3,832	$505

Since December 31, 2010, three loans that were modified as troubled debt restructurings subsequently defaulted. One loan had an active outstanding principal balance of $34,791 and was secured by a first lien on residential real estate. This default resulted in a nominal charge-off against the allowance for loan losses of $2,391. The second loan secured by non-owner-occupied commercial real estate and had an active principal balance of $0.6 million. The default on this loan did not have any impact on DBI's allowance for loan losses. The third default was on a note secured by a junior lien on residential real estate. This loan had an active principal balance of $17,900. This default also did not have any impact on DBI's allowance for loan losses.

NOTE 5 - PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	December 31,
	2011	2010
Land	$1,080,548	$1,080,548
Buildings and improvements	9,589,586	9,589,586
Furniture and fixtures	4,584,349	4,465,226
	$15,254,483	$15,135,360
Less: Accumulated depreciation	(8,168,700)	(7,766,456)
Premises and equipment, net	$7,085,783	$7,368,904

NOTE 6 - INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 6 - INTANGIBLE ASSETS

Intangible assets consist of a core deposit intangible related to a branch acquisition. The gross carrying amount, accumulated amortization and net book value of intangibles were as follows:

	December 31,
	2011	2010
Gross carrying amount	$2,885,866	$2,885,866
Less: Accumulated amortization	(2,773,638)	(2,581,247)
Intangible assets, net	$112,228	$304,619

For 2012, intangible assets will be amortized at a monthly rate of $16,033 for seven months. At that point, the core deposit intangible will be fully amortized.

NOTE 7 - INTEREST-BEARING DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]

NOTE 7 - INTEREST-BEARING DEPOSITS

Interest-bearing deposits consisted of the following:

$(000)s	December 31,
	2011	2010
NOW accounts	$22,278	$30,034
Savings accounts	21,129	19,676
Money market accounts	130,959	113,472
Time deposit accounts	105,957	119,352
Total	$280,323	$282,534

The following table shows the maturity distribution of time deposit accounts:

$(000)s	December 31,
	2011	2010
Within one year	$44,026	$74,224
One to two years	32,665	24,891
Two to three years	19,232	9,308
Three to four years	6,518	6,493
Over four years	3,516	4,436
Total	$105,957	$119,352

Time deposit accounts issued in the amount of $100,000 or more totaled $31.4 million and $37.1 million at December 31, 2011 and 2010, respectively.

NOTE 8 - SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]

NOTE 8 - SHORT-TERM BORROWINGS

Short-term borrowings included notes payable of $11.6 million and $13.9 million at December 31, 2011 and 2010, respectively. The notes payable are secured by DSB and DACC stock and agricultural loans with a carrying value of $21.2 million and $22.0 million as of December 31, 2011 and 2010, respectively. The pledged notes also secure long-term debt. The short-term line of credit had a variable interest rate of 0.53% at December 31, 2011.

NOTE 9 - LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]

NOTE 9 - LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	For the Years Ended December 31,
	2011		2010
Federal Home Loan Bank:	Rates	Amount	Rates	Amount
Fixed rate advances	1.87%-4.79%	$8,650,000	1.63%-4.79%	$10,200,000
Callable fixed rate advances	4.08%-4.68%	13,000,000	4.08%-4.68%	13,000,000

Agribank, FCB:
Fixed rate advances	1.06-2.39%	6,831,999	1.03-2.36%	6,499,999

Total		$28,481,999		$29,699,999

The following is a summary of scheduled maturities of borrowed funds as of December 31, 2011:

	Weighted Average Rate	Amount
2012	3.88%	$5,400,000
2013	2.09%	4,400,000
2014	2.62%	5,499,999
2015	2.81%	2,300,000
2016	4.45%	5,432,000
Thereafter	4.13%	5,450,000
TOTAL		$28,481,999

The notes payable to the FHLB are secured by residential mortgages with a carrying amount of $50.0 million and $49.5 million as of December 31, 2011 and 2010, respectively, along with $3.6 million of FHLB stock at both of those dates. AgriBank, FCB notes payable are secured by agricultural loans with a carrying value of $21.2 million and $22.0 million as of December 31, 2011 and 2010, respectively. The pledged notes also secure short-term borrowings.

As of December 31, 2011, DSB had a total of $50.4 million of unused lines of credit with banks to be drawn upon as needed.

NOTE 10 - INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]

NOTE 10 - INCOME TAXES

The provision (benefit) for income taxes in the consolidated statement of income is as follows:

$(000)s		2011	2010	2009
Current:	Federal	$875	$1,014	($666)
	State	361	277	(1)
		$1,236	$1,291	($667)
Deferred:	Federal	$324	($167)	$15
	State	40	78	(4)
		$364	($89)	$11
Total provision (benefit) for income taxes		$1,600	$1,202	($656)

Applicable income taxes for financial reporting purposes differ from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table below:

	2011		2010		2009
$(000)s	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$1,772	34%	$1,579	34%	$76	34%
Increase (decrease) in tax resulting from:
Tax-exempt loss	(352)	(7)	(522)	(11)	(630)	(284)
State income tax, net of federal tax benefit	265	5	232	5	(14)	(6)
Bank owned life insurance	(90)	(2)	(90)	(2)	(91)	(41)
Other, net	5	1	3	0	3	1
Applicable Income Taxes	$1,600	31%	$1,202	26%	($656)	(296%)

Other assets in the accompanying consolidated statements of financial condition include the following amounts of deferred tax assets and deferred tax liabilities:

	2011	2010
(In thousands)
Deferred tax assets:
Allowance for loan losses	$1,924	$2,174
Unrealized losses on available-for-sale securities	309	449
State tax net operating loss carryforward	155	232
Interest receivable on nonaccrual loans	0	36
Capital loss carryforward	0	13
Alternative minimum tax	827	973
Other	106	190
Gross deferred tax assets	$3,321	$4,067
Valuation allowance for net operating loss carryforward	(155)	(232)
Total deferred tax assets	$3,166	$3,835
Deferred tax liabilities:
Accumulated depreciation on fixed assets	$91	$104
State income taxes	0	164
Stock dividends received	395	395
Other	110	117
Total deferred tax liabilities	$596	$780
Net deferred tax asset	$2,570	$3,055

DBI has state net operating loss carryforwards of approximately $2.9 million. Portions of DBI's net operating losses have been expiring since 2000. DBI has an AMT credit carryforward of approximately $0.8 million.

NOTE 11 - EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Text Block]

NOTE 11 - EMPLOYEE BENEFIT PLAN

DBI has a 401(k) profit sharing and retirement savings plan. The plan essentially covers all employees who have been employed over one-half year and are at least twenty and one-half years old. Provisions of the 401(k) profit sharing plan provide for the following:

  DBI will contribute 50% of each employee's elective contribution up to a maximum DBI contribution of 2%. Employee contributions above 4% do not receive any matching contribution.

  DBI may elect to make contributions out of profits. These profit sharing contributions are allocated to the eligible participants based on their salary as a percentage of total participating salaries. The contribution percentage was 4% for 2011, 2010 and 2009.

DBI provides no post-retirement benefits to employees except for the 401(k) profit sharing and retirement savings plan discussed above, which are currently funded. DBI expensed contributions of $258,978, $253,814 and $274,570 for the years 2011, 2010 and 2009, respectively.

NOTE 12 - COMMITMENTS AND CREDIT RISK	12 Months Ended
Dec. 31, 2011
Schedule of Ceded Credit Risk by Reinsurer [Table Text Block]

NOTE 12 - COMMITMENTS AND CREDIT RISK

DBI and its subsidiaries are parties to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of their customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial position. The contract or notional amounts of those instruments reflect the extent of involvement DBI and its subsidiaries have in particular classes of financial instruments.

	Contract or
	Notional Amount	Secured
$(000)s	December 31, 2011	Portion
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$45,535	$40,855
Standby letters of credit and financial guarantees written	1,528	1,528

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. DBI and its subsidiaries evaluate each customer's creditworthiness on a case-by-case basis. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment and income-producing commercial properties. As of December 31, 2011, variable rate commitments totaled $22.1 million.

Standby letters of credit are conditional commitments issued by DSB to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support commercial business transactions. When a customer fails to perform according to the terms of the agreement, DSB honors drafts drawn by the third party in amounts up to the contract amount. A majority of the letters of credit expire within one year. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. Collateral held varies but may include accounts receivable; inventory; property, plant and equipment and income-producing commercial and residential properties. All letters of credit are secured.

NOTE 13 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

NOTE 13 - RELATED PARTY TRANSACTIONS

At December 31, 2011 and 2010, certain DBI subsidiary executive officers, directors and companies in which they have a ten percent or more beneficial interest were indebted to DBI and its subsidiaries in the amounts shown below. All such loans were made in the ordinary course of business and at rates and terms similar to those granted to other borrowers.

	12/31/2010			12/31/2011
	Beginning	New		Ending
$(000)s	Balance	Loans	Payments	Balance
Aggregate related party loans	$237	$120	($186)	$171

Deposit balances with DBI's executive officers, directors and affiliated companies in which they are principal owners were $2.6 million and $3.0 million at December 31, 2011 and 2010, respectively.

NOTE 14 - PARENT COMPANY ONLY INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 14 - PARENT COMPANY ONLY INFORMATION

Following, in a condensed form, are parent company only statements of financial condition, statements of income and cash flows of DBI. The financial information contained in this footnote is to be read in association with the preceding accompanying notes to the consolidated financial statements.

DENMARK BANCSHARES, INC.

Statements of Financial Condition

	December 31,
$(000)s	2011	2010
Assets
Cash in banks	$1,698	$1,114
Investment
Banking subsidiary	40,249	38,840
Nonbanking subsidiaries	8,250	8,861
Fixed assets (net of depreciation
of $4,296 and $4,012, respectively)	6,904	7,189
Other assets	50	41
TOTAL ASSETS	$57,151	$56,045
Liabilities
Accrued expenses	$266	$158
Dividends payable	862	862
Other liabilities	0	99
Note payable - unrelated bank	0	1,000
Total liabilities	$1,128	$2,119
Stockholders' Equity
Common stock	$16,048	$16,048
Paid-in capital	470	470
Retained earnings	39,919	38,032
Accumulated other comprehensive loss	(414)	(624)
Total stockholders' equity	$56,023	$53,926
TOTAL LIABILITIES AND
STOCKHOLDERS' EQUITY	$57,151	$56,045

31

Denmark Bancshares, Inc. and Subsidiaries

Notes to the Consolidated Financial Statements

DENMARK BANCSHARES, INC.

Statements of Income

	For the Years Ended December 31,
$(000)s	2011	2010	2009
Income
Other interest income	$0	$1	$3
Dividend income from banking subsidiary	1,795	1,000	0
Dividend income from nonbanking subsidiary	251	863	1,463
Rental income from banking subsidiary	543	577	688
Rental income from nonbanking subsidiary	103	57	11
Total income	$2,692	$2,498	$2,165
Expenses
Management fees to banking subsidiary	$151	$156	$159
Interest expense	47	51	0
Depreciation	285	312	353
Other operating expenses	281	300	325
Total expenses	$764	$819	$837

Income before income tax benefit and
undistributed income of subsidiaries	$1,928	$1,679	$1,328
Income tax benefit	(45)	(76)	(52)
Income before undistributed
income of subsidiaries	$1,973	$1,755	$1,380
Equity in Undistributed Income of Subsidiaries
Banking subsidiary	1,199	1,843	220
Nonbank subsidiaries	439	(156)	(722)
NET INCOME	$3,611	$3,442	$878

32

Denmark Bancshares, Inc. and Subsidiaries

Notes to the Consolidated Financial Statements

DENMARK BANCSHARES, INC.

Statements of Cash Flows

	For the Years Ended December 31,
$(000)s	2011	2010	2009
Cash Flows from Operating Activities:
Net Income	$3,611	$3,442	$878
Adjustments to reconcile net income to
net cash provided by operating activities:
Depreciation	285	312	353
Earnings of banking subsidiary	(2,994)	(2,843)	(220)
Earnings of nonbanking subsidiaries	(689)	(707)	(741)
Dividend from banking subsidiary	1,795	1,000	0
Dividend from nonbanking subsidiary	251	863	1,463
Loss on sale of assets/write-down of assets			(4)
Increase in other assets	(11)	(3)	(1)
Increase (decrease) in other liabilities	10	(14)	(3)
Net Cash Provided by Operating Activities	$2,258	$2,050	$1,725
Cash Flows from Investing Activities:
Capital expenditures	$0	($219)	($100)
Proceeds from sale of assets	0	0	14
Decrease (increase) in investment in nonbanking subsidiary	1,050	(50)	(1,000)
Net Cash Provided by (Used in) Investing Activities	$1,050	($269)	($1,086)
Cash Flows from Financing Activities:
Debt proceeds	$0	$0	$1,000
Debt repayments	(1,000)	0	0
Treasury stock purchases	0	0	(59)
Dividends paid	(1,724)	(1,724)	(1,726)
Net Cash Used in Financing Activities	($2,724)	($1,724)	($785)

Net increase (decrease) in cash	$584	$57	($146)
Cash, beginning	1,114	1,057	1,203
CASH, ENDING	$1,698	$1,114	$1,057
Supplemental Disclosure:
Income taxes received	$20	$70	$64

NOTE 15 - EMPLOYEE STOCK PURCHASE PLAN	12 Months Ended
Dec. 31, 2011
Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]

NOTE 15 - EMPLOYEE STOCK PURCHASE PLAN

In December 1998, DBI adopted an Employee Stock Purchase Plan. All DBI employees, except executive officers and members of the Board of Directors, are afforded the right to purchase a maximum number of shares set from time to time by the Board of Directors. Rights granted must be exercised during a one-month purchase period prescribed by the Board. Rights are exercised at fair market value. There were no rights granted during 2011 and 2010.

NOTE 16 - FAIR VALUE MEASUREMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in a transaction between market participants on the measurement date. Some assets and liabilities are measured on a recurring basis while others are measured on a non-recurring basis, as required by U.S. GAAP, which also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. The three levels of inputs defined in the standard that may be used to measure fair value are as follows:

  Level 1: Quoted prices for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

  Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

  Level 3: Significant unobservable inputs that are supported by little, if any, market activity. These unobservable inputs reflect estimates that market participants would use in pricing the assets or liability.

DBI used the following methods and significant assumptions to estimate fair value:

Cash, Cash Equivalents, and Federal Funds Sold: For cash, cash equivalents and federal funds sold, the carrying amount is a reasonable estimate of fair value.

Investment Securities: Investment securities available-for-sale ("AFS") are recorded at fair value on a recurring basis. The fair value measurement of most of DBI's AFS securities is currently determined by an independent provider using Level 2 inputs (except as noted below). The measurement is based upon quoted prices for similar assets, if available. If quoted prices are not available, fair values are measured using matrix pricing models, or other model-based valuation techniques requiring observable inputs other than quoted prices such as yield curves, prepayment speed and default rates. Two of DBI's AFS MBS that are secured by non-traditional mortgage loans and one AFS MBS secured by traditional mortgage loans that was previously downgraded were analyzed by a third party in order to determine an estimated fair value. The estimated fair values were based on discounted cash flow analyses and are considered Level 3 inputs.

Refer to Note 3 - Investment Securities for additional detail on the assumptions used in determining the estimated fair values and additional disclosures regarding DBI's investment securities. For other securities held as investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans, net: The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Loans Held for Sale: Mortgage loans held for sale are recorded at the lower of cost or market value. The fair value is based on a market commitment for the sale of the loan in the secondary market. These loans are typically sold within one week of funding. DBI classifies mortgage loans held for sale as nonrecurring Level 2 assets.

Impaired Loans: As defined below in the Glossary of Loan Terms section, a loan is considered impaired when, based on current information or events, it is probable that not all amounts due will be collected according to the contractual terms of the loan agreement. Impairment is measured based on the fair value of the underlying collateral. The collateral value is determined based on appraisals and other market valuations for similar assets. Under FASB ASC Topic 820, "Fair Value Measurements and Disclosures," the fair value of impaired loans is reported before selling costs of the related collateral, while FASB ASC Topic 310, "Receivables," requires that impaired loans be reported on the statement of financial condition net of estimated selling costs. Therefore, significant estimated selling costs would result in the reported fair value of impaired loans being greater than the measurement value of impaired loans as maintained on the statement of financial condition. In most instances, selling costs were estimated for real estate-secured collateral and included broker commissions, legal and title transfer fees and closing costs. Impaired loans are classified as nonrecurring Level 2 assets.

Other Investments: For other investments, the carrying amount is a reasonable estimate of fair value.

Other Real Estate Owned: Real estate that DBI has taken control of in partial or full satisfaction of debt is valued at the lower of book value or fair value. The fair value is determined by analyzing the collateral value of the real estate using appraisals and other market valuations for similar assets less any estimated selling costs. The value carried on the statement of financial condition for other real estate owned is estimated fair value of the properties. Other real estate owned is classified as a nonrecurring Level 2 asset.

Bank Owned Life Insurance: The carrying amount of bank owned life insurance approximates fair value.

Deposit Liabilities: The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Borrowings: Rates currently available to DSB for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

Commitments to Extend Credit, Standby Letters of Credit and Financial Guarantees Written: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is not material.

Assets Recorded at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized in the table below:

	December 31, 2011
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
U.S. government-sponsored agencies	$0	$3,517,050	$0	$3,517,050
U.S. government-sponsored agency MBS	0	32,226,529	0	32,226,529
State and local governments	0	25,468,499	0	25,468,499
Residential mortgage-backed securities	0	2,355,680	4,042,935	6,398,615
Total securities available for sale	$0	$63,567,758	$4,042,935	$67,610,693

	December 31, 2010
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
U.S. government-sponsored agencies	$0	$0	$0	$0
U.S. government-sponsored agency MBS	0	21,065,273	0	21,065,273
State and local governments	0	30,906,262	0	30,906,262
Residential mortgage-backed securities	0	5,812,427	5,265,684	11,078,111
Total securities available for sale	$0	$57,783,962	$5,265,684	$63,049,646

The table below presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year-ended December 31, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Available-
for-Sale
Securities
Beginning balance, January 1, 2011	$5,265,684
Total realized and unrealized gains/(losses):
Included in earnings	(204,757)
Included in other comprehensive income	(306,552)
Purchases, issuances, sales and settlements:
Purchases	0
Issuances	0
Sales	0
Settlements	(711,440)
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance, December 31, 2011	$4,042,935

Assets Recorded at Fair Value on a Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are summarized in the following table:

	December 31, 2011
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
Loans held for sale	$0	$485,926	$0	$485,926
Other real estate owned	0	801,689	0	801,689
Impaired loans	0	13,260,619	0	13,260,619
Total assets	$0	$14,548,234	$0	$14,548,234

	December 31, 2010
	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Fair Value
Loans held for sale	$0	$3,715,671	$0	$3,715,671
Other real estate owned	0	863,941	0	863,941
Impaired loans	0	13,205,125	0	13,205,125
Total assets	$0	$17,784,737	$0	$17,784,737

The table below summarizes fair value of financial assets and liabilities at December 31, 2011 and 2010.

	For the Years Ended December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
$(000)s
Financial Assets
Cash and federal funds sold	$42,093	$42,093	$35,239	$35,239
Investment securities	67,611	67,611	63,050	63,050
Loans, net of allowance for credit losses	291,254	291,427	292,491	294,838
Loans held for sale	486	486	3,716	3,716
Bank owned life insurance	7,083	7,083	6,818	6,818
Other investments, at cost	4,405	4,405	4,609	4,609
TOTAL	$412,932	$413,105	$405,923	$408,270
Financial Liabilities
Deposits	$327,793	$328,864	$320,499	$321,441
Borrowings	40,041	41,935	43,588	44,605
TOTAL	$367,834	$370,799	$364,087	$366,046

NOTE 17 - REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

NOTE 17 - REGULATORY MATTERS

DBI and DSB are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible addition discretionary actions by regulators that, if undertaken, could have a direct material effect on DBI's financial statements. Under capital adequacy guidelines and regulatory framework for prompt corrective action, DBI must meet specific capital guidelines that involve quantitative measures of DBI's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. DBI's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require DBI and DSB to maintain minimum amounts and ratios (set forth in the table below) of Total Capital and Tier 1 Capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 Capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that DBI and DSB meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized DSB as well-capitalized under the regulatory framework for prompt corrective action. To be categorized well-capitalized DSB must maintain minimum total risk-based, tier 1 risk-based and tier 1 leverage ratios as set forth in the table below.

The Company's actual capital amounts and ratios are also presented in the table below:

					To Be Well Capitalized
					Under Prompt
			For Capital		Corrective
	Amount		Adequacy Purposes:		Action Provision:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Denmark Bancshares, Inc.
Total Capital (to Risk-Weighted Assets)	$60,203,808	19.6%	$24,611,186	>8.0%	N/A	N/A
Tier 1 Capital (to Risk-Weighted Assets)	$56,324,574	18.3%	$12,305,593	>4.0%	N/A	N/A
Tier 1 Capital (to Average Assets)*	$56,324,574	13.7%	$16,452,201	>4.0%	N/A	N/A
Denmark State Bank
Total Capital (to Risk-Weighted Assets)	$44,017,871	16.0%	$21,983,039	>8.0%	$27,478,799	>10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$40,550,796	14.8%	$10,991,520	>4.0%	$16,487,279	> 6.0%
Tier 1 Capital (to Average Assets)*	$40,550,796	10.7%	$15,136,316	>4.0%	$18,920,395	> 5.0%
As of December 31, 2010
Denmark Bancshares, Inc.
Total Capital (to Risk-Weighted Assets)	$58,266,029	18.3%	$25,505,855	>8.0%	N/A	N/A
Tier 1 Capital (to Risk-Weighted Assets)	$54,245,193	17.0%	$12,752,928	>4.0%	N/A	N/A
Tier 1 Capital (to Average Assets)*	$54,245,193	13.5%	$16,056,196	>4.0%	N/A	N/A
Denmark State Bank
Total Capital (to Risk-Weighted Assets)	$42,744,800	15.1%	$22,726,778	>8.0%	$28,408,472	>10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$39,159,414	13.8%	$11,363,389	>4.0%	$17,045,083	> 6.0%
Tier 1 Capital (to Average Assets)*	$39,159,414	10.7%	$14,699,556	>4.0%	$18,374,444	> 5.0%
*Average assets are based on the most recent quarter's adjusted average total assets.

Wisconsin law provides that state chartered banks may declare and pay dividends out of undivided profits but only after provision has been made for all expenses, losses, required reserves, taxes and interest accrued or due from the bank. Payment of dividends in some circumstances may require the written consent of the Wisconsin Department of Financial Institutions - Division of Banking ("WDFI").

NOTE 18 - MORTGAGE SERVICING RIGHTS, NET	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]

NOTE 18 - MORTGAGE SERVICING RIGHTS, NET

MSRs are recognized based on the fair value of the servicing right on the date the corresponding mortgage loan is sold. An estimate of DBI's MSRs is determined using assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, default rates, cost to service, escrow account earnings, contractual servicing fee income, ancillary income and late fees. Subsequent to the date of transfer, DBI has elected to measure its MSRs under the amortization method. Under this method, MSRs are amortized in proportion to, and over the period of, estimated net servicing income.

DBI has recorded MSRs related to loans sold without recourse to Fannie Mae. DBI sells conforming, fixed-rate, closed-end, residential real estate mortgages to Fannie Mae. Prior to January 1, 2011, the volume of loans sold with servicing retained was not significant; therefore, no servicing rights were capitalized. The unpaid principal balances of residential mortgage loans serviced for FNMA were $4.2 million at December 31, 2011.

The change in amortized MSRs and the related valuation allowance for the year-ended December 31, 2011, is presented below:

December 31,
2011
Mortgage servicing rights, beginning of period	$0
Additions from originated servicing	26,537
Amortization expense	(1,400)
Change in valuation allowance	0
Mortgage servicing rights, end of period	$25,137

DBI periodically evaluates mortgage servicing rights for impairment. At December 31, 2011, there was no valuation allowance for amortized MSRs. Impairment is determined by stratifying MSRs into groupings based on predominant risk characteristics, such as interest rate and loan type. If, by individual stratum, the carrying amount of the MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Data used in the fair value calculation related to MSRs at December 31, 2011, is presented below.

Loan Type	Interest Rates	Original Balance	Original MSR
30-year	Less than 4.750%	$599,500	$4,496
	4.750% - 6.750%	0	0
	Greater than 6.750%	0	0
	Total 30-year	$599,500	$4,496

20-year	Less than 4.500%	$801,100	$5,383
	4.500% - 6.500%	0	0
	Greater than 6.500%	0	0
	Total 20-year	$801,100	$5,383

15-year	Less than 4.000%	$1,973,500	$12,118
	4.000% - 6.000%	0	0
	Greater than 6.000%	40,000	200
	Total 15-year	$2,013,500	$12,318

10-year	Less than 3.750%	$794,000	$4,340
	3.750% - 5.750%	0	0
	Greater than 5.750%	0	0
	Total 10-year	$794,000	$4,340

	Total	$4,208,100	$26,537